Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	$ 1,184,099	$ 1,168,654
Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	(491,343)	(411,776)
Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	692,756	756,878
Indefinite life intangibles [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	709,689	695,807
Indefinite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	(66,880)	(1,100)
Indefinite life intangibles [Member] | Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	642,809	694,707
Finite life intangibles [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	474,410	472,847
Finite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	(424,463)	(410,676)
Finite life intangibles [Member] | Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of Indefinite and Finite Life Intangible Assets [Line Items]
Total intangibles	$ 49,947	$ 62,171